Finance lease receivables of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	₩ 1,900,179	₩ 1,918,527
Unearned finance income	216,802	191,704
Present value of minimum lease payment	1,683,377	1,726,823
Not later than 1 year
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	529,326	595,427
Unearned finance income	94,809	85,333
Present value of minimum lease payment	434,517	510,094
1~2 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	443,708
Unearned finance income	63,226
Present value of minimum lease payment	380,482
2~3 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	469,754
Unearned finance income	37,725
Present value of minimum lease payment	432,029
3~4 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	289,798
Unearned finance income	16,773
Present value of minimum lease payment	273,025
4~5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	150,811
Unearned finance income	4,225
Present value of minimum lease payment	146,586
1~5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment		1,306,571
Unearned finance income		106,333
Present value of minimum lease payment		1,200,238
Later than 5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	16,782	16,529
Unearned finance income	44	38
Present value of minimum lease payment	₩ 16,738	₩ 16,491